Share Capital - Narrative (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Oct. 29, 2024 USD ($)	Aug. 15, 2024 USD ($)	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2023 GBP (£) £ / shares shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2022 GBP (£) shares	Feb. 28, 2022 USD ($) shares	Feb. 28, 2022 GBP (£) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 27, 2024 shares	Sep. 27, 2024 shares	Jun. 28, 2024 shares	Mar. 28, 2024 shares	Dec. 29, 2023 shares	Sep. 29, 2023 shares	Jun. 30, 2023 shares	Mar. 28, 2023 shares	Dec. 28, 2022 shares	Sep. 26, 2022 shares	Jun. 30, 2022 shares	Mar. 28, 2022 shares	Feb. 01, 2022 shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)										50,649,844		47,556,462	41,446,773	50,642,261	49,005,036	47,062,984	47,221,488	47,856,570	48,157,129	48,164,650	47,868,969	41,446,769	42,294,025	42,527,424	42,502,328		42,482,733
Issued price per shares (in USD per share) | (per share)				$ 25.34	£ 21.00
Gross proceeds				$ 162,757	£ 134,866
Number of shares issued and fully paid				6,422,200	6,422,200
Payments for share issue costs | $				$ 5,969
Number of share purchased (in shares)										1,219,879	1,219,879	646,762
Purchase price (in USD per share) | $ / shares										$ 13.03		$ 17.08
Payment for purchase of treasury shares | $										$ 15,901		$ 11,048
Repurchase of treasury shares percentage										2.00%	2.00%	1.00%
Repurchase of shares (EBT) | $										$ (5,229)			$ (22,931)
Warrants outstanding (in shares)						0	0																			17,757
Warrants cancelled (in shares)						6,581	6,581	23,855	23,855
Value of warrants cancelled						$ 56	£ 46	$ 265	£ 196
Warrants Issued						11,176	11,176	14,519	14,519
Value of warrant issued						$ 201	£ 166	$ 251	£ 187
Number of shares issued			8,500,000
Issued share price (US dollars per share) | $ / shares			$ 14.50
Proceeds from equity issuance, net | $			$ 123,250							$ 0		$ 156,788	0
Ordinary shares, purchase option, additional shares granted			850,000
Par value per share | $ / shares										$ 0.20
East Texas II
Disclosure of classes of share capital [line items]
Value of shares issued as consideration | $	$ 27,453
Crescent Pass Energy (“Crescent Pass”)
Disclosure of classes of share capital [line items]
Value of shares issued as consideration | $		$ 28,413
2017 Equity Incentive Plan and the Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Number of share purchased (in shares)										418,151	418,151
Purchase price (in USD per share) | (per share)										$ 12.51	£ 9.72
Payment for repurchasing shares										$ 5,229	£ 4,065
Number of shares issued (in shares)										139,317	139,317	334,251
Number of shares outstanding (in shares)										646,098
Share Buyback Program | Share Capital
Disclosure of classes of share capital [line items]
Repurchase of shares (EBT) | $										$ (320)		$ (161)	$ (80)